Revenue from Contracts with Customers - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations	₩ 21,910	₩ 29,332	₩ 19,875
2026
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	98.10%
Transaction price allocated to unsatisfied performance obligations	₩ 21,500
More than one year
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	1.90%
Transaction price allocated to unsatisfied performance obligations	₩ 410
Micro-transaction revenue
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	25,290	17,159
Royalties and license fees
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	1,465	641
Website and application development
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	₩ 5	₩ 290